Quarterly Report
May 31, 2025
MFS®  Low Volatility Global
Equity Fund
LVO-Q3

Portfolio of Investments
5/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Aerospace & Defense – 3.7%
General Dynamics Corp.	9,466	$2,636,186
Leidos Holdings, Inc.	8,904	1,322,422
Singapore Technologies Engineering Ltd.	831,000	5,038,512
Teledyne Technologies, Inc. (a)	3,271	1,631,771
		$10,628,891
Alcoholic Beverages – 0.4%
Kirin Holdings Co. Ltd.	77,500	$1,112,888
Brokerage & Asset Managers – 0.6%
IG Group Holdings PLC	113,110	$1,709,913
Business Services – 5.8%
Accenture PLC, “A”	7,379	$2,337,815
CGI, Inc.	14,544	1,564,353
Compass Group PLC	85,529	3,001,935
Fiserv, Inc. (a)	8,361	1,361,087
Scout24 AG	9,430	1,283,805
Serco Group PLC	727,123	1,827,119
Sodexo	35,568	2,457,469
Sohgo Security Services Co. Ltd.	180,400	1,257,453
TIS, Inc.	39,700	1,305,294
		$16,396,330
Computer Software – 8.2%
CCC Intelligent Holdings, Inc. (a)	329,540	$2,893,361
Check Point Software Technologies Ltd. (a)	6,441	1,474,216
Constellation Software, Inc.	1,902	6,896,124
Guidewire Software, Inc. (a)	11,595	2,493,157
Microsoft Corp.	15,134	6,967,088
Tyler Technologies, Inc. (a)	4,709	2,717,046
		$23,440,992
Computer Software - Systems – 3.0%
Apple, Inc.	6,429	$1,291,265
Hitachi Ltd.	90,100	2,491,682
SS&C Technologies Holdings, Inc.	22,892	1,849,902
Venture Corp. Ltd.	328,200	2,816,960
		$8,449,809
Construction – 0.6%
AvalonBay Communities, Inc., REIT	7,542	$1,559,459
Consumer Products – 4.8%
Colgate-Palmolive Co.	84,492	$7,852,687
Kimberly-Clark Corp.	21,149	3,040,380
Procter & Gamble Co.	15,738	2,673,729
		$13,566,796
Consumer Services – 0.4%
Booking Holdings, Inc.	228	$1,258,316
Containers – 0.6%
Viscofan S.A.	25,264	$1,818,693

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.2%
TE Connectivity PLC	21,665	$3,467,917
Electronics – 2.5%
Amano Corp.	124,200	$3,657,502
Analog Devices, Inc.	16,405	3,510,342
		$7,167,844
Energy - Integrated – 1.7%
Aker BP ASA	49,919	$1,149,261
Eni S.p.A.	74,863	1,102,661
PTT Exploration & Production Ltd.	496,500	1,485,984
TotalEnergies SE	18,646	1,093,725
		$4,831,631
Food & Beverages – 3.3%
General Mills, Inc.	50,771	$2,754,834
Mondelez International, Inc.	26,678	1,800,498
Nestle S.A.	22,726	2,421,714
PepsiCo, Inc.	17,570	2,309,577
		$9,286,623
Food & Drug Stores – 1.2%
Sundrug Co. Ltd.	31,600	$986,244
Tesco PLC	462,386	2,417,223
		$3,403,467
Forest & Paper Products – 0.3%
Suzano S.A.	107,800	$935,793
General Merchandise – 1.1%
Dollarama, Inc.	23,925	$3,077,030
Health Maintenance Organizations – 0.6%
Cigna Group	5,216	$1,651,594
Insurance – 6.2%
Ameriprise Financial, Inc.	3,597	$1,831,736
Chubb Ltd.	8,530	2,535,116
Everest Group Ltd.	11,336	3,935,746
Hartford Insurance Group, Inc.	10,364	1,345,662
MetLife, Inc.	30,826	2,422,307
Reinsurance Group of America, Inc.	9,337	1,898,119
Samsung Fire & Marine Insurance Co. Ltd.	5,391	1,580,531
Zurich Insurance Group AG	3,220	2,258,304
		$17,807,521
Interactive Media Services – 1.3%
Alphabet, Inc., “A”	22,309	$3,831,348
Leisure & Toys – 1.5%
Electronic Arts, Inc.	29,617	$4,258,332
Machinery & Tools – 1.7%
Eaton Corp. PLC	12,031	$3,852,326
Roper Technologies, Inc.	1,924	1,097,200
		$4,949,526

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 5.1%
DBS Group Holdings Ltd.	224,640	$7,789,029
JPMorgan Chase & Co.	20,253	5,346,792
Royal Bank of Canada	11,721	1,484,582
		$14,620,403
Medical & Health Technology & Services – 4.0%
HealthEquity, Inc. (a)	20,933	$2,106,069
McKesson Corp.	13,082	9,412,630
		$11,518,699
Medical Equipment – 1.2%
Becton, Dickinson and Co.	11,233	$1,938,703
Medtronic PLC	16,169	1,341,704
		$3,280,407
Natural Gas - Distribution – 1.4%
Atmos Energy Corp.	8,782	$1,358,400
Italgas S.p.A.	322,184	2,644,906
		$4,003,306
Natural Gas - Pipeline – 0.4%
Enbridge, Inc.	24,286	$1,130,285
Network & Telecom – 1.5%
Motorola Solutions, Inc.	10,536	$4,376,444
Other Banks & Diversified Financials – 2.7%
American Express Co.	4,838	$1,422,614
Banco de Oro Unibank, Inc.	812,249	2,343,796
China Construction Bank Corp.	1,307,000	1,168,792
Kasikornbank Co. Ltd.	283,800	1,335,682
Visa, Inc., “A”	4,080	1,489,975
		$7,760,859
Pharmaceuticals – 7.1%
AbbVie, Inc.	6,061	$1,128,013
Eli Lilly & Co.	1,553	1,145,602
Johnson & Johnson	35,866	5,566,762
Merck & Co., Inc.	34,318	2,636,995
Pfizer, Inc.	52,731	1,238,651
Roche Holding AG	21,827	7,041,395
Sanofi	16,028	1,592,776
		$20,350,194
Pollution Control – 1.5%
Republic Services, Inc.	16,551	$4,258,407
Precious Metals & Minerals – 2.1%
Franco-Nevada Corp.	35,891	$6,045,777
Railroad & Shipping – 1.5%
Sankyu, Inc.	43,600	$2,092,283
West Japan Railway Co.	98,900	2,143,710
		$4,235,993

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 2.6%
Jollibee Foods Corp.	1,169,990	$4,676,185
McDonald's Corp.	8,601	2,699,424
		$7,375,609
Specialty Chemicals – 0.4%
RPM International, Inc.	9,143	$1,040,839
Specialty Stores – 1.8%
AutoZone, Inc. (a)	376	$1,403,623
TJX Cos., Inc.	18,068	2,292,829
Walmart Stores, Inc.	15,555	1,535,590
		$5,232,042
Telecom Services – 7.3%
Advanced Info Service Public Co. Ltd.	388,000	$3,427,614
Comcast Corp., “A”	41,574	1,437,213
KDDI Corp.	319,100	5,515,964
Koninklijke KPN N.V.	1,470,124	6,907,367
Orange S.A.	116,897	1,743,418
Quebecor, Inc., “B”	65,980	1,856,296
		$20,887,872
Tobacco – 0.7%
British American Tobacco PLC	42,183	$1,894,887
Utilities - Electric Power – 5.7%
CLP Holdings Ltd.	673,000	$5,705,918
Duke Energy Corp.	19,518	2,297,659
Equatorial Energia S.A.	256,396	1,642,961
Evergy, Inc.	34,843	2,313,923
PG&E Corp.	91,353	1,542,039
Xcel Energy, Inc.	39,527	2,770,843
		$16,273,343
Total Common Stocks		$278,896,079
Preferred Stocks – 0.8%
Computer Software - Systems – 0.8%
Samsung Electronics Co. Ltd.	65,267	$2,180,770
	Strike Price	First Exercise
Rights – 0.0%
Containers – 0.0%
Viscofan S.A.	N/A	6/12/25	25,264	$49,154
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,938	$0

Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 4.35% (v)	3,321,349	$3,321,349

Other Assets, Less Liabilities – 0.3%		835,523
Net Assets – 100.0%		$285,282,875

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,321,349 and $281,126,003, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$150,490,068	$—	$—	$150,490,068
Canada	22,054,447	0	—	22,054,447
Japan	4,387,407	16,175,613	—	20,563,020
Singapore	15,644,501	—	—	15,644,501
Switzerland	11,721,413	—	—	11,721,413
United Kingdom	10,851,077	—	—	10,851,077
Philippines	7,019,981	—	—	7,019,981
Netherlands	6,907,367	—	—	6,907,367
France	6,887,388	—	—	6,887,388
Other Countries	22,062,877	6,923,864	—	28,986,741
Investment Companies	3,321,349	—	—	3,321,349
Total	$261,347,875	$23,099,477	$—	$284,447,352
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$855,541	$30,912,470	$28,446,789	$330	$(203)	$3,321,349
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$42,556	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2025, are as follows:
United States	54.2%
Canada	7.7%
Japan	7.2%
Singapore	5.5%
Switzerland	4.1%
United Kingdom	3.8%
Philippines	2.5%
Netherlands	2.4%
France	2.4%
Other Countries	10.2%